Debt Disclosure	12 Months Ended
Dec. 31, 2018
Bank Borrowings
Debt Disclosure
13.	BANK BORROWINGS

Bank borrowings were as follows as of the respective balance sheet dates:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Short-term bank borrowings	50,000	50,000	7,272
Long-term bank borrowings, current portion	70,289	75,284	10,950

	120,289	125,284	18,222
Long-term bank borrowings, non-current portion	187,638	112,000	16,290

Total bank borrowings	307,927	237,284	34,512

The short-term bank borrowings outstanding as of December 31, 2017 and 2018 bore a weighted average interest rate of 4.04% and 4.05% per annum, respectively, and were denominated in RMB. These borrowings were obtained from financial institutions and have terms of one year. The long-term bank borrowings (including current portion) outstanding as of December 31, 2017 and 2018 bore a weighted average interest rate of 5.50% and 5.31% per annum, and were denominated in RMB. These loans were obtained from financial institutions located in the PRC.

As of December 31, 2017 and 2018, unused loan facilities for bank borrowings amounted to RMB140,940 and RMB21,375 (US$3,109), respectively.

Bank borrowings as of December 31, 2017 and 2018 were secured by the following:

December 31, 2017

Short-term bank borrowings	Secured by
(RMB)
50,000	Secured by restricted cash of RMB50,809.

50,000

Long-term bank borrowings (including current portion)	Secured by
(RMB)
158,000	Secured by a subsidiary’s fixed assets and land-use right with net book value of RMB344,932 and RMB16,818, respectively (Note 8/Note 10).
99,927	Unsecured borrowings.

257,927

December 31, 2018 Short-term bank borrowings	Secured by
(RMB)
50,000	Secured by restricted cash of RMB60,796 (US$8,842).

50,000

Long-term bank borrowings (including current portion)	Secured by
(RMB)
138,000	Secured by a subsidiary’s fixed assets and land-use right with net book value of RMB286,596 (US$41,683) and RMB16,403 (US$2,386), respectively (Note 8/Note 10).
49,284	Unsecured borrowings.

187,284

Bonds Payable
Debt Disclosure
16.	BONDS PAYABLE

On August 17, 2017, the Company issued and sold bonds with an aggregate principal amount of US$200,000 at a coupon rate of 7% per annum, or the original bonds. On September 29, 2017, the Company issued and sold follow-on bonds with an aggregate principal amount of US$100,000 at a coupon rate of 7% per annum, or the Bonds. The Bonds were priced at a slight premium of 100.04%, with an effective yield of 6.98% (together with the original bonds, “2020 Notes”). The 2020 Notes will mature on August 17, 2020. The 2020 Notes were listed and quoted on the Official List of the Singapore Exchange Securities Trading Limited. Interest on the 2020 Notes is payable semi-annually in arrears on August 17 and February 17 in each year, beginning from February 17, 2018.

Net proceeds from 2020 Notes after deducting issuance costs were RMB1,926,419. The proceeds from issuance of 2020 Notes will be used for refinancing outstanding indebtedness, fund future capital needs, and for general corporate purposes.

The 2020 Notes are unsecured and rank senior in right of payment to any of the Company’s indebtedness that is expressly subordinated to the bonds; equal in right of payment to any of the Company’s liabilities that are not so subordinated; but rank lower than any secured indebtedness of the Company and all liabilities (including accounts payable) of the Company’s subsidiaries and Consolidated VIEs.

The following table summarizes the aggregate required repayments of the principal amounts of the Company’s long-term borrowings, including the bonds payable and bank borrowings (Note 13) in the succeeding five years and thereafter:

	RMB	US$
For the years ending December 31,
2019	125,284	18,222
2020	2,091,460	304,190
2021	39,000	5,672
2022	40,500	5,890
2023 thereafter	—	—